Loan Servicing - Schedule of Roll Forward of Loan Servicing Rights (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, December 31	$ 9,157,496	$ 7,603,644
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, January 1	63,017	92,682
Capitalized	200,839
Amortization included in other income	(2,994)	(29,665)
Balance, December 31	$ 260,862	$ 63,017